Restructuring expenses	12 Months Ended
Dec. 31, 2023
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
In June 2023, the Bank terminated certain strategic actions announced on October 27, 2022, due to the acquisition of Credit Suisse Group AG by UBS. Further, the Bank completed the restructuring program announced on November 4, 2021, at the end of September 2022 and the restructuring program announced in July 2020 closed at the end of June 2021. The Bank recorded restructuring expenses of CHF 393 million, CHF 467 million and CHF 113 million in 2023, 2022 and 2021, respectively. Restructuring expenses may include severance expenses, other personnel-related charges, pension expenses and contract termination costs.
Restructuring expenses by segment
in	2023	2022	2021
Restructuring expenses by segment (CHF million)
Wealth Management	46	96	16
Swiss Bank	36	22	11
Asset Management	6	16	3
Non-core and Legacy (including Investment Bank)	288	350	75
Corporate Center	48	49	(2)
Adjustments [1]	(31)	(66)	10
Total restructuring expenses	393	467	113
1 Adjustments represent certain consolidating entries, including those relating to entities that are managed but are not owned or wholly owned by the Bank.
Restructuring expenses by type
in	2023	2022	2021
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	161	350	45
of which severance expenses	88	150	26
of which accelerated deferred compensation	66	191	19
General and administrative-related expenses	232	117	68
of which pension expenses	15	8	4
Total restructuring expenses	393	467	113
Restructuring liabilities
	2023			2022			2021
in	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring liabilities (CHF million)
Balance at beginning of period	114	0	114	19	0	19	47	2	49
Net additional charges [1]	88	119	207	150	73	223	26	32	58
Reclassifications	–	–	–	–	–	–	(22)	(3)	(25)	[2]
Utilization	(187)	(119)	(306)	(55)	(73)	(128)	(32)	(31)	(63)
Balance at end of period	15	0	15	114	0	114	19	0	19
1
The following items for which expense accretion was accelerated in 2023, 2022 and 2021 due to the restructuring of the Bank were not included in the restructuring liabilities: unsettled share-based compensation of CHF 11 million, CHF 94 million and CHF 13 million, respectively, which remained classified as a component of total shareholders' equity; other personnel-related charges of CHF 63 million, CHF 106 million and CHF 7 million, respectively, which remained classified as compensation liabilities; unsettled pension obligations of CHF 15 million, CHF 8 million and CHF 4 million, respectively, which remained classified as pension liabilities; and accelerated accumulated depreciation and impairment of CHF 97 million, CHF 36 million and CHF 31 million, respectively, which remained classified as premises and equipment. The settlement date for the unsettled share-based compensation remained unchanged at three years.

2 Reclassified within other liabilities.